Inventory (Tables)	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventory

	June 30, 2021	December 31, 2020
Raw Materials	$92,132	$39,746
Work In Process	66,287	-
Finished Goods	173,075	22,656
Total Inventory	$331,494	$62,402